Deferred tax - Net deferred tax asset (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of net deferred tax asset
At 1 January	£ (1,141)	£ (1,749)
Acquisitions and disposals of subsidiaries	(29)	(52)
Charge/(credit) to income statement	33	226
(Credit)/charge to other comprehensive income	4	424
Currency translation and other adjustments	(24)	10
At 31 December	(1,157)	(1,141)
Pension
Reconciliation of net deferred tax asset
At 1 January	(662)	(857)
Acquisitions and disposals of subsidiaries		(1)
Charge/(credit) to income statement	3	(39)
(Credit)/charge to other comprehensive income	266	240
Currency translation and other adjustments		(5)
At 31 December	(393)	(662)
Accelerated capital allowances
Reconciliation of net deferred tax asset
At 1 January	361	238
Acquisitions and disposals of subsidiaries	(29)	(59)
Charge/(credit) to income statement	(126)	149
Currency translation and other adjustments	(14)	33
At 31 December	192	361
Provisions
Reconciliation of net deferred tax asset
At 1 January	(322)	(344)
Charge/(credit) to income statement	55	25
Currency translation and other adjustments	1	(3)
At 31 December	(266)	(322)
Deferred gains
Reconciliation of net deferred tax asset
At 1 January	114	132
Acquisitions and disposals of subsidiaries		3
Charge/(credit) to income statement	(45)	(22)
(Credit)/charge to other comprehensive income	(19)
Currency translation and other adjustments	3	1
At 31 December	53	114
Fair value of financial instruments
Reconciliation of net deferred tax asset
At 1 January	22	21
Charge/(credit) to income statement	(52)	1
At 31 December	(30)	22
AFS financial assets
Reconciliation of net deferred tax asset
At 1 January	73	100
Acquisitions and disposals of subsidiaries		4
Charge/(credit) to income statement	(4)	(24)
(Credit)/charge to other comprehensive income	23	(9)
Currency translation and other adjustments		2
At 31 December	92	73
Intangibles
Reconciliation of net deferred tax asset
At 1 January	5	4
Currency translation and other adjustments		1
At 31 December	5	5
Cash flow hedging
Reconciliation of net deferred tax asset
At 1 January	300	253
Charge/(credit) to income statement	102	(143)
(Credit)/charge to other comprehensive income	(266)	193
Currency translation and other adjustments		(3)
At 31 December	136	300
Share schemes
Reconciliation of net deferred tax asset
At 1 January	(10)	(23)
Charge/(credit) to income statement	1	13
At 31 December	(9)	(10)
Total losses carried forward
Reconciliation of net deferred tax asset
At 1 January	(1,050)	(1,332)
Charge/(credit) to income statement	121	317
Currency translation and other adjustments	(10)	(35)
At 31 December	(939)	(1,050)
Other
Reconciliation of net deferred tax asset
At 1 January	28	59
Acquisitions and disposals of subsidiaries		1
Charge/(credit) to income statement	(22)	(51)
Currency translation and other adjustments	(4)	19
At 31 December	£ 2	£ 28